Organization, Consolidation and Principal Activities - Schedule of Company's Principal Subsidiaries, VIE and Subsidiaries of the VIE (Details)	12 Months Ended
Dec. 31, 2025
Quhuo Investment Limited ("Quhuo BVI") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Jun. 14, 2019
Place of incorporation	BVI
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Quhuo Technology Investment (Hong Kong) Limited ("Quhuo HK") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Jun. 17, 2019
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Quhuo International Trade (HK) Limited ("Quhuo International") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Jan. 11, 2023
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	90.10%
Principal activities	Vehicle export
Beijing Quhuo Information Technology Co., Ltd ("WFOE") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Jul. 31, 2019
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Development of computer software and applications
Beijing Quhuo Technology Co., Ltd ("Beijing Quhuo" or the "VIE") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Mar. 03, 2012
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company
Principal activities	Development of computer software and applications; Investment holding
Shanghai Quhuo Network Technology Co., Ltd ("Shanghai Quhuo") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Apr. 04, 2014
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company
Principal activities	On-demand delivery
Ningbo Xinying Network Technology Co., Ltd ("Ningbo Xinying") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Dec. 15, 2016
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company
Principal activities	Bike-sharing maintenance
Nantong Runda Marketing Planning Co., Ltd ("Nantong Runda")[Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Feb. 28, 2018
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company
Principal activities	On-demand delivery
Shanghai Yijida Network Technology Co., Ltd ("Shanghai Yijida") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Sep. 07, 2015
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company
Principal activities	On-demand delivery
Ningbo Dagong Network Technology Co., Ltd ("Ningbo Dagong") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Jan. 05, 2018
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company
Principal activities	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co., Ltd ("Jiangxi Youke") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Apr. 08, 2018
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company
Principal activities	Ride-hailing
Hainan Xinying Technology Co., Ltd ("Hainan Xinying") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Jun. 29, 2020
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company
Principal activities	On-demand delivery
Hainan Quhuo Technology Co., Ltd ("Hainan Quhuo") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Jul. 08, 2020
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company
Principal activities	On-demand delivery
Haikou Chengtu Network Technology Co., Ltd ("Haikou Chengtu") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Sep. 01, 2020
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company
Principal activities	B&B Operation
Lailai Information Technology (Shenzhen) Co., Ltd ("Shenzhen Lailai") [Member]
Subsidiaries of the Company
Date of incorporation/acquisition	Nov. 01, 2020
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company
Principal activities	Hotel Cleaning